Other income (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Associates, joint ventures and subsidiaries
Net gains / (losses) from acquisitions and disposals of subsidiaries	$ 24	$ 148	$ (11)
Net gains / (losses) from disposals of investments in associates and joint ventures	4	844	41
Share of net profits of associates and joint ventures	(348)	32	105
Total	(319)	1,024	135
Net gains / (losses) from disposals of financial assets measured at fair value through other comprehensive income	3	(1)	9
Income from properties	39	20	23
Net gains / (losses) from properties held for sale	12	24	100
Other	648	391	185
Total other income	384	1,459	452
Gains losses on repurchase of entity's own debt instruments	160	98	$ (60)
Other income related to a legacy bankruptcy claim	111
Credit Suisse
Associates, joint ventures and subsidiaries
Mortgage servicing rights fee income	174
UBS Wealth Management business in Spain
Associates, joint ventures and subsidiaries
Other	111
Gains (losses) on the sale of subsidiaries	133
Mitsubishi Corp.-UBS Realty Inc.
Associates, joint ventures and subsidiaries
Net gains / (losses) from disposals of investments in associates and joint ventures		848
SIX Group AG, Zurich
Associates, joint ventures and subsidiaries
Impairments related to associates	508
SIX Group AG, Zurich | Personal & Corporate Banking
Associates, joint ventures and subsidiaries
Impairments related to associates	317
SIX Group AG, Zurich | Global Wealth Management
Associates, joint ventures and subsidiaries
Impairments related to associates	$ 190
Wealth management business in Austria
Associates, joint ventures and subsidiaries
Other		$ 100